Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage, amount	$ 250,000	$ 250,000
Cash		$ 1,000,000.0
Initial public offering	6,000,000	6,000,000
Applicable income and franchise taxes		$ 0
Dividing net loss		$ 16,100,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial public offering	10,000,000	10,000,000
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	13,772,027	16,083,903
Purchase an aggregate common stock, shares		16,000,000